Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020